CONNER & WINTERS

TULSA

Henry G. Will
Joseph J. McCain, Jr.
Lynnwood R. Moore, Jr.
Robert A. Curry
Steven W. McGrath
D. Richard Funk
Randolph L. Jones, Jr.
J. Ronald Petrikin
Larry B. Lipe
James E. Green, Jr.
Martin R. Wing
John W. Ingraham
Andrew R. Turner
Gentra Abbey Sorem
R. Kevin Redwine
Tony W. Haynie
Bruce W. Freeman
David R. Cordell
John N. Hove
C. Raymond Patton, Jr.
Paul E. Braden
Robert J. Melgaard
P. Scott Hathaway
Lawrence A. Hall
Timothy T. Trump
Mark E. Dreyer

Nancy E. Vaughn
Gregory D. Renberg
Mark D. Berman
Katherine G. Coyle
Beverly K. Smith
Melodie Freeman-Burney
R. Richard Love, III
Robert D. James
Stephen R. Ward
Jeffrey R. Schoborg
Anne B. Sublett
J. Ryan Sacra
Jason S. Taylor
Katy Day Inhofe
Julia Forrester-Sellers
Melinda L. Kirk
P. Bradley Bendure
Kathryn J. Kindell
Amy M. Santee
Cara M. Hair
Alissa A. Hurley
Heather Holt Bilderback
Debra R. Stockton
Shelley L. Carter
Jed W. Isbell
Travis L. Wright

ATTORNEYS & COUNSELORS AT LAW

Conner & Winters, LLP
3700 First Place Tower
15 East Fifth Street
Tulsa, Oklahoma 74103-4344
918-586-5711
Fax 918-586-8982
www.cwlaw.com

Writer’s Direct Number

918-586-5691

Writer’s Fax Number

918-586-8691

Writer’s E-mail Address

lmoore@cwlaw.com

William G. von Glahn
Bob F. McCoy
John E. Barry
James R. Ryan
Russell H. Harbaugh, Jr.
David O. Cordell

OKLAHOMA CITY

Irwin H. Steinhorn
John W. Funk
Jared D. Giddens
Kiran A. Phansalkar
Victor F. Albert
Mitchell D. Blackburn
Mark H. Bennett
Bryan J. Wells
Laura McCasland Holbrook
John E. Gatliff II
J. Dillon Curran
William M. Lewis

Peter B. Bradford
Shelia L. Darling

NORTHWEST ARKANSAS

John R. Elrod*
Greg S. Scharlau
Terri Dill Chadick
Vicki Bronson

Todd P. Lewis*
P. Joshua Wisley

Charles E. Scharlau*

WASHINGTON, D.C.

G. Daniel Miller*
Donn C. Meindertsma*

Henry Rose*
Erica L. Summers*

HOUSTON, TEXAS

Pamela H. Stabler*

JACKSON, WYOMING

Randolph L. Jones, Jr.

SANTA FE, NEW MEXICO

Douglas M. Rather

Benjamin C. Conner
    1879-1963
John M. Winters, Jr.
    1901-1989

*  Not Admitted in Oklahoma

November 18, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jameson Inns, Inc.

Amendment No. 1 to Registration Statement on Form S-3

File No. 333-128893

Ladies and Gentlemen:

On behalf of Jameson Inns, Inc., submitted herewith for filing with your office under the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is Amendment No. 1 to the Registration Statement on Form S-3 (the “Registration Statement”) including exhibits, covering 13,898,916 shares of common stock of the Company to be offered by selling stockholders as described in the Registration Statement. Amendment No. 1 has been marked to indicate the changes made since the original filing. Also submitted herewith is our letter in response to the letter from Karen Garnett dated November 4, 2005. Our response letter sets forth the revisions that the Company proposes to make to its Annual Report on Form 10-K for the year ended December 31, 2005 in response to the comments in the November 4 letter from Ms. Garnett. These revisions will be included in an amendment to that report on Form 10-K/A which the Company plans to file upon confirmation that its responses to the letter of November 4 are deemed adequate.

November 18, 2005

If you have any questions, please do not hesitate to call me at (918) 586-5691.

Yours very truly,

/s/ LYNNWOOD R. MOORE, JR.
Lynnwood R. Moore, Jr.

Enclosures

Steven A. Curlee,

Jameson Inns, Inc.